Property and Equipment Including Those Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 621,910		¥ 4,317,917	¥ 3,629,622
Less: accumulated depreciation	(193,294)		(1,342,041)	(1,088,684)
Impairment	(34,300)	¥ (238,144)
Property Plant And Equipment Net Excluding Construction In Progress	394,316		2,737,732	2,540,938
Construction-in-progress	150,350		1,043,881	1,112,133
Property and Equipment, net	544,666		3,781,613	3,653,071
Property
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	70,637		490,430	439,480
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	95,931		666,051	398,473
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	421,472		2,926,278	2,556,403
Optical Fibers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	29,875		207,423	207,423
Office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	2,822		19,591	19,554
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 1,173		¥ 8,144	¥ 8,289